Annual Fund Operating Expenses	Oct. 31, 2024
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.59%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.33%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.57%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.65%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.40%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.30%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.32%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.28%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.95%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.63%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.35%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.30%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.08%
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.43%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.27%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.60%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.33%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.56%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.66%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.40%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.32%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.20%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.92%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.63%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.36%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.09%
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.46%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.60%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.34%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.57%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.69%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.42%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.32%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.32%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.17%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.90%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.60%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.40%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.32%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.59%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.11%
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.44%